Cover	Sep. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Entity File Number	1-16335
Entity Registrant Name	MAGELLAN MIDSTREAM PARTNERS, L.P.
Entity Central Index Key	0001126975
Entity Tax Identification Number	73-1599053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
City Area Code	918
Local Phone Number	574-7000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	MMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false